Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

(in thousands of USD)	Vessels	Vessels under construction	Right-of-use assets	Other tangible assets	Total PPE
At January 1, 2020
Cost	4,815,910	—	88,182	5,042	4,909,134
Depreciation & impairment losses	(1,638,648)	—	(29,274)	(2,777)	(1,670,699)
Net carrying amount	3,177,262	—	58,908	2,265	3,238,435

Acquisitions	17,835	207,069	25,701	285	250,890
Disposals and cancellations	(42,641)	—	—	(2)	(42,643)
Depreciation charges	(287,148)	—	(31,702)	(802)	(319,652)
Translation differences	—	—	48	13	61
Balance at December 31, 2020	2,865,308	207,069	52,955	1,759	3,127,091

At January 1, 2021
Cost	4,608,326	207,069	113,859	5,189	4,934,443
Depreciation & impairment losses	(1,743,018)	—	(60,904)	(3,430)	(1,807,352)
Net carrying amount	2,865,308	207,069	52,955	1,759	3,127,091

Acquisitions	56,111	356,951	23,476	142	436,680
Disposals and cancellations	(39,522)	—	—	—	(39,522)
Depreciation charges	(296,837)	—	(47,387)	(680)	(344,904)
Transfers	382,727	(382,727)	—	—	—
Translation differences	—	—	(43)	(3)	(46)
Balance at December 31, 2021	2,967,787	181,293	29,001	1,218	3,179,299

At January 1, 2022
Cost	4,875,810	181,293	53,226	5,244	5,115,573
Depreciation & impairment losses	(1,908,023)	—	(24,225)	(4,026)	(1,936,274)
Net carrying amount	2,967,787	181,293	29,001	1,218	3,179,299

Acquisitions	448,850	165,246	14,060	164	628,320
Disposals and cancellations	(258,899)	—	—	—	(258,899)
Depreciation charges	(199,457)	—	(21,509)	(610)	(221,576)
Transfer to assets held for sale (Note 3)	(18,459)	—	—	—	(18,459)
Transfers	118,110	(118,110)	—	—	—
Translation differences	—	—	(59)	(10)	(69)
Balance at December 31, 2022	3,057,932	228,429	21,493	762	3,308,616

At December 31, 2022
Cost	5,014,747	228,429	66,785	5,159	5,315,120
Depreciation & impairment losses	(1,956,815)	—	(45,292)	(4,397)	(2,006,504)
Net carrying amount	3,057,932	228,429	21,493	762	3,308,616

On October 27, 2020 and November 6, 2020, the Company entered into a time charter agreement for two Suezmaxes, Marlin Sardinia and Marlin Somerset (see Note 21). In accordance with IFRS, the Group recognized a right-of-use asset of $24.9 million.

In 2021, the Group completed an intensive dry dock program to take advantage of the current challenging freight rate background. The Aegean, Alboran, Alex, Alice, Andaman, Anne, Antigone, Aquitaine, Arafura, Aral, Ardeche, Cap Charles, Cap Guillaume, Cap Leon, Cap Philippe, Cap Victor, Desirade, Donoussa, Drenec, Heron, Hirado, Sandra, Sara, Selena and
Stella have been dry-docked in 2021 (18 VLCCs and seven Suezmaxes). The cost of planned repairs is capitalized and included under the heading Acquisitions.

During 2021, four newbuilding VLCCs were delivered from Daewoo Shipbuilding & Marine Engineering shipyard for an aggregate amount of $382.7 million. In January 2021, Euronav took delivery of the first two newbuildings, Delos (2021 - 300,200 dwt) and Diodorus (2021 - 300,200 dwt). In March 2021, Euronav took delivery of the third and fourth newbuilding, Doris (2021 - 300,200 dwt) and Dickens (2021 - 300,200 dwt). These four vessels were previously reported as vessels under construction as at December 31, 2020.

In 2022, the Maria, Cap Pierre, Amundsen, Captain Michael, Sonia, Iris, Ingrid, Cap Lara, Alsace, Dalma, Daishan, Hatteras, Ilma, Sienna and Simone have been dry-docked. The VLCCs Iris, Ingrid, Alsace and Ilma have been equipped with scrubber installations during the dry-dock. The cost of planned repairs is capitalized and included under the heading Acquisitions.

During 2022, two newbuilding Suezmaxes joined our fleet for an aggregate amount of $118.0 million. Cedar (2022 - 157,310 dwt) was delivered on January 7, 2022 and Cypress (2022 - 157,310 dwt) on January 20, 2022. Both were constructed at Daehan Shipbuilding (DHSC) in South Korea. These two vessels were previously reported as vessels under construction as at December 31, 2021.

On April 29, 2022, Euronav announced the purchase of two eco-VLCCs, the Chelsea (2020 – 299,995 dwt) and the Ghillie (2019 – 297,750 dwt), for $179 million in total. They are sisters of our D-class vessels (Delos, (2021 – 300,200 dwt), Diodorus (2021 – 300,200 dwt), Doris (2021 – 300,200 dwt) and Dickens (2021 – 299,550 dwt). These vessels were all built in Korea at Daewoo Shipbuilding & Marine Engineering, are fitted with scrubbers and are the latest generation of ecotype VLCC's. The vessels entered the fleet under their new names Dalis (previously Chelsea) and Derius (previously Ghillie).

As of June 7, 2022, the Group recognized the FSOs Asia and Africa fully in property, plant and equipment due to the acquisition of the remaining 50% in TI Asia and TI Africa for an amount of $223.1 million (see Note 2).

On June 24, 2022, Euronav has declared the options to extend the time charter agreement for the two Suezmaxes Marlin Sardinia and Marlin Somerset with an additional 12 months. This resulted in the recognition of a right-of-use asset of $13.4 million.

It is further noted that for the year ended at December 31, 2022, the depreciation charges decreased significantly compared to previous years. This is related to the re-assessment of the residual value at year end 2021 (see Note 1.5 B).

The Group had eight vessels under construction at December 31, 2022 for an aggregate amount of $228.4 million (2021: eight vessels under construction). The amounts presented within "vessels under construction" relate to three Eco-type VLCCs and five Eco-Type Suezmaxes.
Disposal of assets – Gains/losses

(in thousands of USD)	Sale price	Book Value	Gain	Loss
Finesse - Sale	21,003	12,705	8,298	—
Cap Diamant - Sale	20,072	7,242	12,830	—
TI Hellas - Sale	37,000	35,400	1,600	—

At December 31, 2020	78,075	55,347	22,728	—

	Sale price	Book Value	Gain	Loss
Newton - Sale	35,370	32,953	1,163	—
Filikon - Sale	15,974	6,570	9,404	—
Other	—	—	4,500	—

At December 31, 2021	51,344	39,523	15,068	—

	Sale price	Book Value	Gain	Loss
Sandra - Sale	47,520	47,299	221	—
Sara - Sale	47,520	46,013	1,507	—
Sonia - Sale	50,490	50,837	—	(347)
Simone - Sale	50,490	50,070	420	—
Cap Leon - Sale	19,924	9,081	10,843	—
Cap Pierre - Sale	19,058	11,537	7,521	—
Cap Philippe - Sale	32,046	19,165	12,881	—
Europe - Sale	40,013	5,300	34,713	—
Cap Guillaume - Sale	34,153	19,597	14,556	—
Other	—	—	13,500	—

At December 31, 2022	341,214	258,899	96,161	(347)

On January 26, 2022, Euronav announced that the Company booked a $18 million capital gain on disposal of assets upon the redelivery of 4 VLCCs, which occurred at the maturity of a five-year sale and leaseback agreement. The four VLCCs are: the Nautilus (2006 - 307,284 dwt), Navarin (2007 - 307,284 dwt), Neptun (2007 - 307,284 dwt) and the Nucleus (2007 - 307,284 dwt). As the first ship was redelivered on December 15, 2021, $4.5 million was booked in the fourth quarter of 2021, whereas the remaining $13.5 million was booked in the first quarter of 2022.

On April 29, 2022, Euronav has sold four older S-class VLCCs for an en-bloc price of $198 million. The four vessels are the Sandra (2011 – 323,527 dwt), Sonia (2012 – 314,000 dwt), Sara (2011 – 322,000 dwt), and Simone (2012 – 315,988 dwt). The vessels were delivered to their new owners respectively on May 9, 17 and 20, 2022 and October 10, 2022. A net capital gain of $1.8 million was recorded on the sale of the four vessels of which $1.4 million in the second quarter and $0.4 million in the fourth quarter of 2022.

On June 13, 2022, Euronav announced that it has sold its two eldest Suezmax vessels Cap Pierre (2004 - 159,048 dwt) and Cap Leon (2003 - 159,048 dwt). The combined net capital gains realised on these sales amount to $18.4 million upon delivery on April 28, 2022 and June 30, 2022 respectively to its new owners and were booked in the second quarter of 2022.
On August 9, 2022, the Group sold the Suezmax Cap Philippe (2006 - 158,920 dwt) for a net sale price of $32 million. A capital gain on the sale of $12.8 million was recorded in the fourth quarter of 2022 upon delivery to its new owner on October 13, 2022.

On September 23, 2022, Euronav sold the ULCC Europe (2002 - 441,561) for a net sale price of $40 million. The Company recorded a capital gain of $34.7 million in the fourth quarter of 2022 upon delivery to its new owner on October 26, 2022.

On September 30, 2022, Euronav sold the Suezmax Cap Guillaume (2006 – 158,889 dwt) for a net sale price of $34.2 million. The Company recorded a capital gain of $14.6 million in the fourth quarter of 2022 upon delivery to its new owner on November 23, 2022.

Impairment

In previous years, Euronav carefully assessed through a detailed approach if the carrying amounts of the vessels would require an impairment. No impairment was booked so far. In 2021, the Group performed the annual impairment test due to two indicators which triggered the requirement for such test, being the further decline in market rates, and the net operating losses of the Group. In 2022, both for the CGUs under the tankers segment and the FSO segment (as defined in Note 2), the Group performed a review of the internal as well as external indicators of impairment to consider whether further testing was necessary.

For the tankers segment, when analysing the potential impairment indicators set out in accounting policy 13.2 and taking into account the strong performance in 2022, the stronger share price, and the current elevated freight rates and market values for VLCCs and Suezmaxes, there is no potential indicator for impairment.

The Group also reviews internal and external indicators, similar to the ones used for tankers, to assess whether the FSO’s might be impaired. The FSO Asia and FSO Africa are on a ten years timecharter contract to North Oil Company, the operator of the Al-Shaheen oil field, whose shareholders are Qatar Petroleum Oil & Gas Limited and Total E&P Golfe Limited, until July 21, 2032 and September 21, 2032 respectively. It is further noted that the contracts remain profitable until the end of the useful lives of both FSOs and therefore, no impairment indicators have been identified. The review of the indicators did not trigger the requirement to perform a more in-depth impairment analysis at December 31, 2022.

Security

All tankers financed with bank loans are subject to a mortgage to secure bank loans (see Note 17).
Capital commitment
As at December 31, 2022 the Group's total capital commitments amounts to $404.1 million (December 31, 2021: $414.3 million capital commitments). These capital commitments relate to five eco-type Suezmaxes and three eco-type VLCCs newbuilding contracts. The capital commitments can be detailed as follows:

(in thousands of USD)	Total	2023	2024	2024
Commitments in respect of VLCCs	167,880	167,880	—	—
Commitments in respect of Suezmaxes	236,185	99,589	136,596	—
Commitments in respect of FSOs	—	—	—	—
Total	404,065	267,469	136,596	—